RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of related party balances and transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Amounts due from related parties	¥ 7,841	¥ 2,532	$ 397
Amounts due from related parties, Total	4,159	2,532
Amounts due to related parties	22,989	15,630	$ 2,453
Weixin
Advance to related parties	3,682
Amounts due to related parties	100	5,413
Zhaomu
Amounts due to related parties	4,180
Jimi
Amounts due to related parties	2,542	756
Zhengdao
Amounts due to related parties	2,227
Jixi
Amounts due from related parties	3,012	1,112
Amounts due to related parties	1,828	1,270
Yuncheng
Amounts due from related parties	971	1,179
Amounts due to related parties	126	402
Bixin
Amounts due to related parties	3,423	1,150
Haomei
Amounts due to related parties	1,703
Small Ye Group
Amounts due to related parties	967	691
Huaji
Amounts due to related parties	889	163
Tianshi
Amounts due to related parties	840	1,037
Zhangtaihe
Amounts due to related parties	641
Yunnong
Amounts due to related parties	605	1,249
Xingsheng
Amounts due to related parties	343	1,515
Jibi
Amounts due to related parties	466	749
Poyun
Amounts due to related parties	309	455
Others
Amounts due from related parties	176	241
Amounts due to related parties	¥ 1,800	¥ 780